THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln National Variable Annuity Account C

Multi-Fund®, Multi-Fund® Select

Lincoln National Variable Annuity Account L
Lincoln Life & Annuity Variable Annuity Account L

Group Variable Annuity

Lincoln Life Variable Annuity Account Q

Multi-Fund® Group

Supplement dated October 6, 2014 to the Prospectus dated May 1, 2014

This Supplement provides information regarding investment options under your variable annuity contract. All other provisions of your prospectus remain unchanged.  This Supplement is for informational purposes only and requires no action on your part.

The Lincoln Variable Insurance Products Trust has informed us that, effective October 1, 2014, Jackson Square Partners, LLC was appointed as a co-sub-adviser of the following funds:

•	LVIP Delaware Foundation® Aggressive Allocation Fund

•	LVIP Delaware Foundation® Conservative Allocation Fund

•	LVIP Delaware Foundation® Moderate Allocation Fund

Please refer to each fund’s prospectus for more information.

Please retain this Supplement for future reference.